Investor Class | Wasatch Long/Short Fund
WASATCH LONG/SHORT FUND — Summary
INVESTMENT OBJECTIVE
The Fund’s investment objective is capital appreciation.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Investor Class Wasatch Long/Short Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	none
Maximum Account Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class Wasatch Long/Short Fund Investor Class Shares
Management Fee		1.10%
Distribution/Service (12b-1) Fee		none
Other Expenses		0.18%
Dividend Expense on Short Sales/Interest Expense	[1]	0.23%
Total Annual Fund Operating Expenses		1.51%
[1]	Dividends on short sales are the dividends paid to the lenders of borrowed securities. The expenses related to dividends on short sales are estimated and will vary depending on whether the securities the Fund sells short pay dividends and on the amount of any such dividends. Expenses also include borrowing costs paid to the broker in connection with borrowing the security to be sold short. The rate paid by brokers varies by security.

EXAMPLE
This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Wasatch Long/Short Fund	154	478	824	1,801

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in equity securities by maintaining long equity positions and short equity positions.
We seek to achieve higher risk-adjusted returns with lower volatility compared to the equity markets in general (as represented by the S&P 500 Index). Under normal market conditions, we will invest the Fund’s assets in the equity securities of companies with market capitalizations of at least $100 million at the time of purchase that we have identified as being undervalued (long equity positions) and we will sell short those securities (short equity positions) that we have identified as being overvalued. The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, warrants and any rights to purchase common stocks and other securities with equity characteristics.
The Fund may at any time have either a net long exposure or a net short exposure to the equity markets and the Fund will not be managed to maintain either net long or net short market exposure.
The Fund may invest in early stage companies and initial public offerings (IPOs).
We believe that the best opportunities to make both short and long equity investments are when the market’s perception of the values of individual companies (measured by the stock price) differs widely from our assessment of the intrinsic values of such companies. When evaluating a potential long or short investment for the Fund, we employ a comprehensive valuation analysis intended to establish a range for fair valuation or intrinsic company value, with a particular emphasis on company fundamentals. We believe opportunities to buy stocks or sell stocks short arise due to a variety of market inefficiencies, including:
  Changes in market participant psychology and circumstances.
  Imperfect information.
  Forecasts and projections by Wall Street analysts and company representatives that differ from experienced reality.
When evaluating long investments, we typically look for stocks that are appropriately valued or undervalued based on our analysis.
When evaluating a short investment, we typically look for signs of current overvaluation. For example, we look for stocks that we believe:
  Have earnings that appear to be reflected in the current price.
  Are likely to fall short of market expectations.
  Are in industries that exhibit weakness.
  Have poor management.
  Are likely to suffer an event affecting long-term earnings.
The Fund may invest in fixed income securities of any maturity consisting of corporate notes, bonds and debentures, including those that are rated less than investment grade at the time of purchase.
The Fund is non-diversified meaning that it can concentrate investments in a more limited number of issuers than a diversified fund.
The Fund may invest a large percentage of its assets in a few sectors, including information technology, financials, energy, consumer discretionary, materials and industrials.
The Fund is expected to have a high portfolio turnover rate.
PRINCIPAL RISKS
All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
The Fund is subject to the following principal investment risks:
Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.
Market Direction Risk. Since the Fund has both a “long” and a “short” portfolio, an investment in the Fund will involve market risks associated with different investment decisions than those made for a typical “long only” stock fund. The Fund’s results will suffer both when there is a general stock market advance and the Fund holds significant “short” equity positions, or when there is a general stock market decline and the Fund holds significant “long” equity positions.
Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
Short Sales Risk. The Fund can make short sales of securities, which means it may experience a loss if the market price of the security increases between the date of the short sale and the date the security is replaced. Short sales may reduce the Fund’s returns or increase volatility.
Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers, the stocks of small cap companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.
Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.
Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.
Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.
Value Investing Risk. A value investing strategy attempts to identify strong companies with stocks which are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.
Interest Rate Risk. Interest rate risk is the risk that a debt security’s value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will fluctuate with changes in interest rates.
Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due. Credit risk is affected by the issuer’s credit status, and is generally higher for non-investment grade securities.
Non-Investment Grade Securities Risk. Non-investment grade securities (also known as “high yield” or “junk bonds”), those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody’s), tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments than investment grade securities. In addition, compared to investments in investment grade securities, investments in non-investment grade securities are subject to greater risk of loss due to default or decline in credit quality. There is a greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and more susceptible to negative market sentiment, leading to depressed prices and decreased liquidity.
Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.
Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
Energy Sector Risk. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.
Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Industrials Sector Risk. Industries in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.
Information Technology Sector Risk. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
Portfolio Turnover Rate. The Fund’s portfolio turnover rate is expected to exceed 200%. This type of Fund has a high portfolio turnover that necessarily results in greater transaction costs and causes more short-term capital gains (or losses) to be realized. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.
HISTORICAL PERFORMANCE
The Fund commenced operations on December 15, 2008, upon the reorganization of the 1st Source Monogram Long/Short Fund, the Fund’s predecessor fund (the “Predecessor Fund”), into the Fund. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund. The following tables provide an indication of the historical risk of an investment in the Fund (and Predecessor Fund for periods prior to December 15, 2008). The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance for the years shown in the bar chart. The average annual total returns table allows you to compare the Fund’s (and Predecessor Fund’s for periods prior to December 15, 2008) performance over the time periods indicated to the primary benchmark (the S&P 500 Index), which reflects the effects of general stock market risk, and to a secondary benchmark (the Citigroup U.S. Domestic 3-Month U.S. Treasury Bills Index), which reflects short-term interest rates and is usually free from the risk of principal fluctuation. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. In addition, the Predecessor Fund was advised by a different investment advisor and subject to different expenses, which may have produced different investment results. The portfolio managers of the Fund, however, were also the portfolio managers of the Predecessor Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.
WASATCH LONG/SHORT FUND — INVESTOR CLASS Year by Year Total Returns

Best and Worst Quarterly Returns
Best — 6/30/09	16.00%
Worst — 12/31/08	-15.94%

Average Annual Total Returns — (as of 12/31/13)
Average Annual Total Returns Investor Class	1 Year	5 Years	10 Years
Wasatch Long/Short Fund	18.97%	13.36%	6.82%
Wasatch Long/Short Fund Return after taxes on distributions	18.36%	13.24%	6.03%
Wasatch Long/Short Fund Return after taxes on distributions and sale of Fund shares	11.22%	10.73%	5.15%
Wasatch Long/Short Fund S&P 500 Index (reflects no deductions for fees, expenses or taxes)	32.39%	17.94%	7.41%
Wasatch Long/Short Fund Citigroup U.S. Domestic 3-Month U.S. Treasury Bills Index (reflects no deductions for fees, expenses or taxes)	0.05%	0.10%	1.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.